Equity Incentive Plan Options Summary (Details)		12 Months Ended
	Jun. 01, 2020	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate		125.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		0.195%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	6 months	18 months
Option awards maximum term		10 years